Parent Company Only Condensed Financial Information - Schedule of Condensed Statement of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Cost of revenues	¥ 114,263	$ 16,840	¥ 177,529
Gross loss	(27,832)	(4,102)	(30,973)
Sales and marketing expenses	(11,738)	(1,730)	(8,805)
General and administrative expenses	(19,449)	(2,866)	(20,715)
Research and development expenses	(11,146)	(1,643)	(25,359)
Total operating expenses	(42,333)	(6,239)	(54,879)
Operating loss	(14,501)	(2,137)	(23,906)
Exchange gain (loss)	2,169	320	(1,558)
Loss before taxes	(10,464)	(1,540)	(21,076)
Income tax expense	(52)	(8)
Net loss	(10,516)	(1,548)	(21,076)
Comprehensive loss
Net loss	(10,516)	(1,548)	(21,076)
Other comprehensive loss
Foreign currency translation adjustment	(2,888)	(426)	1,085
Net loss attributable to ordinary shareholders	(12,618)	(1,858)	(20,209)
Parent [Member]
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Cost of revenues	(187)	(28)
Gross loss	(187)	(28)
Sales and marketing expenses
General and administrative expenses	(8,186)	(1,206)	(25)
Research and development expenses	(419)	(62)	(667)
Total operating expenses	(8,605)	(1,268)	(692)
Operating loss	(8,792)	(1,296)	(692)
Exchange gain (loss)	1,245	183	(1,606)
Share of loss from subsidiaries and Consolidated VIEs	(2,183)	(319)	(18,996)
Loss before taxes	(9,730)	(1,432)	(21,294)
Income tax expense
Net loss	(9,730)	(1,432)	(21,294)
Comprehensive loss
Net loss	(9,730)	(1,432)	(21,294)
Other comprehensive loss
Foreign currency translation adjustment	(2,888)	(426)	(1,085)
Net loss attributable to ordinary shareholders	¥ (12,618)	$ (1,858)	¥ (22,379)